Assets held for distribution (sale)	12 Months Ended
Dec. 31, 2019
Assets or disposal groups classified as held for sale or as held for distribution to owners [Abstract]
Assets Held for Distribution (sale)

17. ASSETS HELD FOR DISTRIBUTION (SALE)

As of the end of the current term, the Group is planning to sell lands, buildings and machinery items that are from subsidiary companies, Seari First Securitization Specialty Co., Ltd., Namjong 1st Securitization Specialty Co., Ltd., Bukgeum First Securitization First Specialty Co., Ltd. and Bukgeum Second Securitization Specialty Co., Ltd., and therefore they are classified as assets held for sale. In addition, tangible assets that are highly likely to be sold within another year are classified as held for sale.

Assets held for distribution (sale) are as follows (Unit: Korean Won in millions):

	December 31, 2018	December 31, 2019
Lands	7,280	5,164
Buildings	7,736	4,815
Others	2,896	577

Total	17,912	10,556

The Group measured assets held for sale at the lower of their net fair value or carrying amount